Inventories	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventories
8. Inventories:

	December 31, 2017	December 31, 2016
Purchased parts and materials	$36,054	$37,894
Work-in-process	2,409	3,794
Finished goods	11,587	11,095
Inventory on consignment	693	517
	$50,743	$53,300

During the year ended December 31, 2017, the Company recorded write-downs to net realizable value of approximately $1,111 (year ended December 31, 2016 - $6,591; year ended December 31, 2015 - $8,743).